KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,140,415	$ 1,201,651
Share-based incentives	8,527,214	2,062,345
Total	$ 9,667,629	$ 3,263,996